SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details) - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Offsetting Assets [Line Items]
Number of options	84,583	84,583	37,917	39,003
Exercise Price	$ 13.26	$ 13.26	$ 19.51	$ 18.75
Stock Option One [Member]
Offsetting Assets [Line Items]
Number of options	27,917	27,917
Exercise Price	$ 22.20	$ 21.90
Expiry Date	Dec. 04, 2027	Dec. 04, 2027
Issuance Date	Dec. 04, 2017
Stock Option Two [Member]
Offsetting Assets [Line Items]
Number of options	5,000	5,000
Exercise Price	$ 13.32	$ 13.14
Expiry Date	Nov. 01, 2028	Nov. 01, 2028
Issuance Date	Nov. 01, 2018
Stock Option Three [Member]
Offsetting Assets [Line Items]
Number of options	5,000	5,000
Exercise Price	$ 2.22	$ 2.19
Expiry Date	Mar. 16, 2030	Mar. 16, 2030
Issuance Date	Mar. 16, 2020
Stock Option Four [Member]
Offsetting Assets [Line Items]
Number of options	51,666	51,666
Exercise Price	$ 10.66	$ 10.51
Expiry Date	Oct. 06, 2031	Oct. 06, 2031
Issuance Date	Oct. 06, 2021